Consolidated statement of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statement of comprehensive income
Net income (loss)	€ (196,078)	€ (83,913)	€ (175,655)
Items which are not re-classified to the income statement
Remeasurement of defined benefit obligation	1,217	(51)	1,420
Revaluation of equity investments	(5,075)	(1,080)	(11,729)
Taxes	(316)	13	(357)
Items which have to be re-classified to the income statement at a later date
Foreign currency translation	23,127	(1,760)	(598)
Revaluation and disposal of other short-term investments	2,148	10,056	(13,500)
Taxes	2,193	(419)
Other comprehensive income (loss)	23,294	6,759	(24,764)
Total comprehensive income (loss)	€ (172,785)	€ (77,153)	€ (200,419)